First Trust North American Energy Infrastructure Fund Investment Strategy - First Trust North American Energy Infrastructure Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (including investment borrowings) in equity securities of companies deemed by Energy Income Partners, LLC, the Fund’s investment sub-advisor ("Energy Income Partners" or the "Sub-Advisor"), to be engaged in the energy infrastructure sector. These companies principally include U.S. and Canadian natural gas and electric utilities, corporations operating energy infrastructure assets such as pipelines or renewable energy production, utilities, publicly-traded master limited partnerships or limited liability companies taxed as partnerships ("MLPs"), MLP affiliates, and other companies that derive the majority of their revenues from operating or providing services in support of infrastructure assets such as pipelines, power transmission and petroleum and natural gas storage in the petroleum, natural gas and power generation industries (collectively, “energy infrastructure companies”). The Fund will invest principally in energy infrastructure companies. In addition, under normal market conditions, the Fund will invest at least 80% of its net assets (including investment borrowings) in equity securities of companies headquartered or incorporated in the United States and Canada. As of January 30, 2026, the Fund had significant investments in energy infrastructure and utility companies, although this may change from time to time.Over time, the Fund may have significant investments in a jurisdiction, investment sector or industry or group of industries that it may not have had as of January 30, 2026. To the extent the Fund invests a significant portion of its assets in a given jurisdiction, investment sector or industry or group of industries, the Fund may be exposed to the risks associated with that jurisdiction, investment sector or industry or group of industries. The Fund may invest in equity securities of MLPs without limit; however, in order to comply with applicable tax diversification rules, the Fund may directly invest up to 25% of its total assets in equity securities of certain MLPs treated as publicly-traded partnerships. The Fund’s investment strategy emphasizes current distributions and dividends paid to shareholders. The Sub-Advisor believes that a professionally managed portfolio of higher dividend paying MLPs, MLP affiliates, utilities, pipeline and power companies, and other energy infrastructure companies in non-cyclical segments that offer an attractive balance of income and growth. The Sub-Advisor believes that the non-cyclical assets that best support a high-payout ratio are those with steady, fee-for-service businesses with relatively low sustaining capital obligations. In the energy infrastructure sector, such fee-for-service assets are comprised of but not limited to interstate pipelines, intrastate pipelines with long-term contracts, power generation assets, storage and terminal facilities with long-term contracts and regulated power transmission and distribution assets. By contrast, the Sub-Advisor will seek to limit the cyclical energy exposure of the portfolio. The Sub-Advisor believes that portfolio investments in oil and gas exploration, development and production are less well suited for the Fund because the cash flows from these investments are cyclical in nature, being driven by commodity prices, and because oil and gas assets are wasting assets. The Sub-Advisor believes the use of rigorous investment research and analytical tools, along with conservative portfolio construction used to identify appropriate non-cyclical energy infrastructure company investments, provides a value added service to the individual investor making an investment in this asset class. The Fund may invest a portion of its assets in money market funds and may also invest in securities denominated in a non-U.S. currency and companies with various market capitalizations. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).
Strategy Portfolio Concentration [Text]	As of January 30, 2026, the Fund had significant investments in energy infrastructure and utility companies, although this may change from time to time.